Long-term Notes Receivable and Other Assets - Summary of Promissory Notes Issued (Detail) - MXN ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Notes Receivable And Other Long Term Assets [Abstract]
Total promissory notes	$ 149,796,282	$ 142,124,620
Less: current portion of notes receivable	2,522,206	1,545,749
Long-term promissory notes	$ 147,274,076	$ 140,578,871